Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	$ 141,453	$ 120,555	$ 390,386	$ 334,519	$ 463,049	$ 419,782	$ 480,820
Paraguay | Logistics business | Sale of Products
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	6,191	8,964	23,881	25,786
Contracts of Affreightment ("COA")/ Voyage Contracts | Dry Bulk Vessel Operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	3,275	8,159	17,892	27,447
Contracts of Affreightment ("COA")/ Voyage Contracts | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	10,655	11,232	30,207	34,683
Time and bareboat chartering | Dry Bulk Vessel Operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	82,007	50,408	204,168	134,133
Time and bareboat chartering | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	19,790	24,804	56,324	66,154
Pooling arrangements
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue					$ 8,041	$ 15,115	$ 1,825
Pooling arrangements | Dry Bulk Vessel Operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	0	1,087	0	8,219
Profit Sharing | Dry Bulk Vessel Operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	153	759	(52)	1,205
Port Terminal Operations | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	17,257	11,819	51,848	29,428
Storage Fees (dry port) | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	185	285	526	984
Dry Port Terminal Operations | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	697	1,728	2,227	3,582
Liquid Port Terminal Operations | Paraguay | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	$ 963	$ 707	$ 2,821	$ 1,990